Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.6%
Debt Funds - 42.5%
iShares 10+ Year Investment Grade Corporate Bond ETF	29,197	$1,504,813
iShares 10-20 Year Treasury Bond ETF	36,801	3,790,135
iShares 1-3 Year Treasury Bond ETF	25,873	2,146,424
iShares 1-5 Year Investment Grade Corporate Bond ETF	35,623	1,889,088
iShares 20+ Year Treasury Bond ETF	13,898	1,242,064
iShares 3-7 Year Treasury Bond ETF	18,971	2,267,224
iShares 5-10 Year Investment Grade Corporate Bond ETF	27,182	1,470,275
iShares 7-10 Year Treasury Bond ETF	6,296	607,312
iShares Core Total USD Bond Market ETF	77,128	3,602,649
iShares Core U.S. Aggregate Bond ETF	47,421	4,753,955
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,244	1,260,696
iShares MBS ETF	39,912	3,797,627
Total Debt Funds		28,332,262
Equity Funds - 53.1%
iShares 0-5 Year TIPS Bond ETF, Class 5	15,171	1,568,075
iShares Core MSCI EAFE ETF	27,210	2,375,705
iShares Core MSCI Emerging Markets ETF	14,467	953,665
iShares Core S&P 500 ETF	21,061	14,096,127
iShares Core S&P Mid-Cap ETF	37,952	2,476,747
iShares Core S&P Small-Cap ETF	10,635	1,263,757
iShares MSCI EAFE Value ETF	17,913	1,215,039
iShares MSCI USA Momentum Factor ETF	2,355	603,940
iShares MSCI USA Quality Factor ETF	9,748	1,895,986
iShares S&P 100 ETF	4,588	1,527,070
iShares S&P 500 Growth ETF	15,604	1,883,715
iShares S&P 500 Value ETF	6,797	1,403,648
iShares U.S. Equity Factor Rotation Active Capitalize ETF	33,526	1,984,739
iShares U.S. Technology ETF	10,906	2,136,049
Total Equity Funds		35,384,262
Total Exchange Traded Funds
(Cost - $48,119,556)		63,716,524
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
Dreyfus Government Cash Management, 4.04%(a)	2,351,118	2,351,118
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(a)	656,747	656,747
Total Short-Term Investments (Cost - $3,007,865)		3,007,865

Fair Value
Total Investments - 100.1%
(Cost - $51,127,421)	$66,724,389
Other Assets Less Liabilities - Net (0.1)%	(50,633)
Total Net Assets - 100.0%	$66,673,756

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security